Annual Total Returns (Bar Chart) (INTEGRITY HIGH INCOME FUND, Class A, Integrity High Income Fund)	12 Months Ended
May 01, 2011
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund
Annual Total Returns
2005	7.48%
2006	10.66%
2007	(10.07%)
2008	(34.24%)
2009	55.56%
2010	13.39%